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                         AIM HIGH INCOME MUNICIPAL FUND
                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND

                   (SERIES PORTFOLIOS OF AIM TAX-EXEMPT FUNDS)

                         Supplement dated March 5, 2002
        to the Statement of Additional Information dated August 1, 2001 as supplemented September 4, 2001, September 18, 2001, October 1, 2001,
                     November 5, 2001 and November 15, 2001


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees has approved the following new fundamental policies:

    o "Under normal circumstances, AIM Tax-Exempt Cash Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax."

    o "Under normal circumstances, AIM High Income Municipal Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax under regular tax rules."

The Board of Trustees has also approved the following new non-fundamental policy:

         "Under normal circumstances, AIM High Income Municipal Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which will not constitute an item of tax preference under the alternative minimum tax rules."

The changes noted above become effective July 1, 2002.

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                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM HIGH INCOME MUNICIPAL FUND

                         Supplement dated March 5, 2002
                     to the Prospectus dated August 1, 2001


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces the first sentence of the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities that (1) pay interest which is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund intends to invest primarily in securities that are rated BBB/Baa or lower by S&P's Ratings Services, Moody's Investors Service, Inc., or any other NRSPRO, or are deemed by the portfolio managers to be of comparable quality."

The following information replaces the first sentence of the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund may invest up to (1) 100% of its net assets in lower-quality debt securities, i.e., "junk bonds"; (2) 10% of its total assets in defaulted securities; and (3) 20% of its net assets in taxable securities."

The following information replaces in its entirety the fifth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.

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                                CLASS A SHARES OF

                            AIM TAX-EXEMPT CASH FUND

                         Supplement dated March 5, 2002
   to the Prospectus dated August 1, 2001, as supplemented September 13, 2001 and November 15, 2001


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that (1) pay interest which is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will invest only in high-quality short-term obligations including

             o   municipal securities

             o   tax-exempt commercial paper

             o   cash equivalents"

The following information is added as the seventh paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash."

The changes noted above become effective July 1, 2002.

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                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM TAX-FREE INTERMEDIATE FUND

                         Supplement dated March 5, 2002
      to the Prospectus dated August 1, 2001, as revised February 11, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces the first sentence of the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that (1) pay interest which is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments."

The following information replaces in its entirety the seventh paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.